LONG-TERM DEBT - Other Loans (Details) $ in Thousands, $ in Millions					12 Months Ended
	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
LONG-TERM DEBT
Scheduled repayment					$ 410,412	$ 405,374
Principal					1,371,851			$ 1,202,686
Other Loans
LONG-TERM DEBT
Scheduled repayment	$ 20.0	$ 14,900	$ 20.0	$ 15,400
Principal					$ 0		$ 20.0	$ 14,900